SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at January 1, 2017	$ 1,551
Cash flows	349
Non-cash changes:
Acquisitions / (Disposition) of subsidiaries	1,386
Foreign currency translation	(7)
Fair value	0
Other changes	(14)
Balance at December 31, 2017	$ 3,265